Leases	12 Months Ended
Jun. 30, 2026
Disclosure of leases [Abstract]
Disclosure of leases [text block]	Leases

Accounting policy
The group assesses the presence of leases in supply contracts with external parties as at the commencement date of the agreement. Having determined that a contract contains a lease asset (and respective contractual cash obligations), Harmony recognises a right-of-use asset and lease liability. The group discloses expensed amounts for contracts assessed as variable leases, low value asset leases and short-term leases. The disclosed value of these expensed leases is either determined on a straight-line basis over the duration of the lease or on a systematic basis that fairly indicates the consumption of the lease contract.
All expensed lease contracts are recognised in production costs and corporate, administration and other expenditure in the income statement.
The group applies the following practical expedients when assessing lease contracts:
•The low value lease exemption – the group has elected to take the low value exemption with a value of R500 000 for the individual leased asset value and also applied its accounting policy on capitalisation of assets based on IAS 1 materiality assessment
•The short-term lease exemption – leases with a duration of less than a year will be expensed in the income statement on a straight-line basis
•Non-lease components – the group has applied the practical expedient not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component for the classes of the underlying asset where it is appropriate to do so.
26Leases continued

Accounting policy continued
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the group uses its incremental borrowing rate. The group has applied the IFRS 16 portfolio approach in determining the discount rate for leases. As such, a single discount rate has been used for contracts that share similar characteristics. The group has determined that a portfolio of contracts that are denominated in the same currency may use a single discount rate. This rate has been determined using various factors including in-
country borrowings as well as other sources of finance. The nature of the right-of-use assets was also considered.
Lease payments included in the measurement of the lease liability comprise:
•Fixed lease payments (including in-substance fixed payments), less any lease incentives
•Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date
•The amount expected to be payable by the lessee under residual value guarantees
•The exercise price of purchase options, if the lessee is reasonably certain to exercise the options
•Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The non-current and current portions of the lease liability are included in other non-current liabilities and trade and other payables in the balance sheet respectively.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:
•The lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate
•The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate
(unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used)
•A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.
The lease term shall be determined as the non-cancellable period of a lease, together with:
•Periods covered by an option to extend the lease if management is reasonably certain to make use of that option and/or
•Periods covered by an option to terminate the lease, if management is reasonably certain not to make use of that option.
Whenever the group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.
Right-of-use assets are depreciated over the shorter period of the lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The right-of-use assets are presented in mining assets and non-mining assets as part of the property, plant and equipment line in the balance sheet. The group applies its existing accounting policy on impairment of non-financial assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss accordingly.

Critical accounting estimates and judgements
Key judgements applied in determining right-of-use assets and lease liabilities are:
•Assessing whether an arrangement contains a lease: various factors are considered, including whether a service contract includes the implicit right to the majority of the economic benefit from assets used in providing the service
•Determining the lease term: management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee.
The company applies the considerations for short-term leases where leases are modified to extend the period by 12 months or less on expiry and these modifications are assessed on a standalone basis
•Determining the discount rate: in determining the incremental borrowing rates, management considers the term of the lease, the nature of the asset being leased, the currency in which the lease payments are denominated, in-country borrowings as well as other sources of finance
26Leases continued

Critical accounting estimates and judgements continued
•Determination of whether Harmony has control over the special purpose entities (SPVs) owning the photovoltaic generation facilities of the Phase 1 renewable energy program. Harmony has entered into three 15-year agreements whereby Harmony will purchase all the electricity produced by the photovoltaic generation facilities of the Phase 1 renewable energy program at favourable rates. Harmony has no equity or voting interest in the SPVs and did not provide a direct guarantee for any of the obligations of the SPVs towards their shareholders or third-party debt funders. At the end of the PPA tenure, Harmony is obliged to take up, for a nominal amount, either the solar generation facilities or the shares of the SPVs (provided all liabilities in the SPVs are settled at that date). In the event of termination of the agreement by Harmony or in the event of force majeure due to unforeseeable circumstances that prevent one of the parties from fulfilling their obligations set out in the agreements, Harmony is required to assume the photovoltaic generation facilities and would be required to settle all third-party outstanding debt in the
SPVs. In some instances Harmony may have to settle all or a portion of outstanding shareholder loans as well as incur a termination penalty. Harmony has assessed these clauses as protective in nature and the exposure to losses are deemed to be remote. Harmony was assessed to not have control over the SPVs based on the assessment that Harmony does not have substantive rights to direct the relevant activities of the SPVs. Payments made for electricity generated by the Phase 1 photovoltaic generation facilities are accounted for as variable lease payments from the date the facilities were commissioned.

The movement in the right-of-use assets is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	505	569
Additions	393	290
Acquired through MAC Copper acquisition (refer to note 13)	277	—
Modifications	—	11
Depreciation	(312)	(258)
Terminations	(177)	(77)
Translation	(40)	(30)
Balance at end of year	646	505
The movement in the lease liabilities is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	436	506
Additions	392	250
Modifications	—	11
Acquired through MAC Copper acquisition (refer to note 13)	277	—
Interest expense on lease liabilities	51	28
Lease payments made	(465)	(319)
Terminations	—	(10)
Translation	(25)	(30)
Balance at end of year	666	436
Current portion of lease liabilities	319	206
Non-current portion of lease liabilities	347	230
The maturity of the group's undiscounted lease payments is as follows:

	SA Rand
Figures in million	2026	2025
Less than and including one year	334	208
Between one and five years	311	168
Five years and more	115	146
Total	760	522
26Leases continued
The amounts included in the income statement relating to leases:

	SA Rand
Figures in million	2026	2025
Depreciation of right-of-use assets (a)	312	258
Interest expense on lease liabilities (b)	51	28
Short-term leases expensed (c)	406	310
Leases of low value assets expensed (c)	181	49
Variable lease payments expensed (c),(d)	3 564	2 632
(a)Included in depreciation and amortisation.
(b)Included in finance costs.
(c)Included in production costs and corporate, administration and other expenditure.
(d)These payments relate mostly to mining and drilling contracts as well as contracts for transportation of marginal gold ore.
Variable lease payments comprise 77% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open-pit mines and are determined on a per tonne or square metre basis.
The total cash outflows relating to leases are:

	SA Rand
Figures in million	2026	2025
Principal and interest payments made for lease liabilities	465	319
Short-term lease payments	406	310
Lease payments of low value assets	181	49
Variable lease payments	3 564	2 632
Total cash outflows for leases	4 616	3 310
During 2022, Harmony reached financial close on three 15-year term power purchase agreements for the procurement of electricity from 30 MW photovoltaic generation facilities. These agreements constitute variable lease contracts that Harmony is committed to.
The variable lease payments from these contracts are determined with reference to the quantity of megawatt hours (MWh)
generated by the facilities. The commercial operating date for the three plants was achieved during August 2023. The variable lease payments incurred as it relates to these power purchase agreements amounted to R77 million (2025: R78 million).